CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Cash and cash equivalents (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Amortized Cost						$ 312,799	$ 84,046
Unrealized Gains						0	0
Unrealized Losses						0	0
Fair Value						312,799	84,046
Amount of payroll amount awarded under CARES Act	$ 25,000				$ 13,300
Proceeds from payroll support program grant					37,100	76,400
Cash and cash equivalents		$ 160,646	$ 117,050	$ 160,646	117,050	312,799	84,046
Interest income						500	600	$ 900
Cash
Cash and Cash Equivalents [Line Items]
Amortized Cost						209,327	65,938
Unrealized Gains						0	0
Unrealized Losses						0	0
Fair Value						209,327	65,938
Cash and cash equivalents						209,327	65,938
Interest income		6	$ 100	18,000	$ 500
Money market funds
Cash and Cash Equivalents [Line Items]
Amortized Cost						103,472	18,108
Unrealized Gains						0	0
Unrealized Losses						0	0
Fair Value						103,472	18,108
Cash and cash equivalents		$ 63,500		$ 63,500		$ 103,472	$ 18,108